Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Other short-term borrowings	¥ 11,546,048	¥ 11,106,247
Less unamortized discount	241	176
Other short-term borrowings, net	¥ 11,545,807	¥ 11,106,071
Weighted average interest rate on outstanding balance at end of fiscal year	0.21%	0.25%
Domestic Offices [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 6,715,422	¥ 7,408,243
Domestic Offices [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,579,550	1,235,525
Domestic Offices [Member] | Borrowings from Bank of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	4,809,950	5,888,541
Domestic Offices [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	271,413	224,676
Domestic Offices [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	54,509	59,501
Foreign Offices [Member]
Short-term Debt [Line Items]
Other short-term borrowings	4,830,626	3,698,004
Foreign Offices [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	4,363,937	3,091,977
Foreign Offices [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	137,764	333,116
Foreign Offices [Member] | Short-term Debentures [Member]
Short-term Debt [Line Items]
Other short-term borrowings	148,644	119,837
Foreign Offices [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 180,281	¥ 153,074